Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000075469
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class A
Trading Symbol	GGGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 713,954,724
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,123,779
InvestmentCompanyPortfolioTurnover	456.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	713,954,724
Number of Portfolio Holdings	134
Portfolio Turnover Rate (%)	456
Total Net Advisory Fees Paid ($)	1,123,779
Effective Duration	4.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	115%
Collateralized Mortgage Obligations - Other	8%
U.S. Government Agency Sponsored Pass-Throughs	7%
Assets-Backed	6%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Commercial Mortgage-Backed Securities	2%
Government & Agency Obligations	1%
TBA Sale Commitments	(13%)
Cash Equivalents and Other Assets and Liabilities, Net	(29%)
Total	100%

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	16%
2.5%-3.49%	28%
3.5%-4.49%	8%
4.5%-5.49%	16%
5.5%-6.49%	29%
6.5%-7.49%	3%
7.5%-8.49%	0%

C000075470
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class C
Trading Symbol	GCGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[2]
AssetsNet	$ 713,954,724
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,123,779
InvestmentCompanyPortfolioTurnover	456.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	713,954,724
Number of Portfolio Holdings	134
Portfolio Turnover Rate (%)	456
Total Net Advisory Fees Paid ($)	1,123,779
Effective Duration	4.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	16%
2.5%-3.49%	28%
3.5%-4.49%	8%
4.5%-5.49%	16%
5.5%-6.49%	29%
6.5%-7.49%	3%
7.5%-8.49%	0%

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	115%
Collateralized Mortgage Obligations - Other	8%
U.S. Government Agency Sponsored Pass-Throughs	7%
Assets-Backed	6%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Commercial Mortgage-Backed Securities	2%
Government & Agency Obligations	1%
TBA Sale Commitments	(13%)
Cash Equivalents and Other Assets and Liabilities, Net	(29%)
Total	100%

C000152123
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class R6
Trading Symbol	GRRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[3]
AssetsNet	$ 713,954,724
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,123,779
InvestmentCompanyPortfolioTurnover	456.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	713,954,724
Number of Portfolio Holdings	134
Portfolio Turnover Rate (%)	456
Total Net Advisory Fees Paid ($)	1,123,779
Effective Duration	4.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	16%
2.5%-3.49%	28%
3.5%-4.49%	8%
4.5%-5.49%	16%
5.5%-6.49%	29%
6.5%-7.49%	3%
7.5%-8.49%	0%

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	115%
Collateralized Mortgage Obligations - Other	8%
U.S. Government Agency Sponsored Pass-Throughs	7%
Assets-Backed	6%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Commercial Mortgage-Backed Securities	2%
Government & Agency Obligations	1%
TBA Sale Commitments	(13%)
Cash Equivalents and Other Assets and Liabilities, Net	(29%)
Total	100%

C000016427
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Class S
Trading Symbol	SGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[4]
AssetsNet	$ 713,954,724
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,123,779
InvestmentCompanyPortfolioTurnover	456.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	713,954,724
Number of Portfolio Holdings	134
Portfolio Turnover Rate (%)	456
Total Net Advisory Fees Paid ($)	1,123,779
Effective Duration	4.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	16%
2.5%-3.49%	28%
3.5%-4.49%	8%
4.5%-5.49%	16%
5.5%-6.49%	29%
6.5%-7.49%	3%
7.5%-8.49%	0%

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	115%
Collateralized Mortgage Obligations - Other	8%
U.S. Government Agency Sponsored Pass-Throughs	7%
Assets-Backed	6%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Commercial Mortgage-Backed Securities	2%
Government & Agency Obligations	1%
TBA Sale Commitments	(13%)
Cash Equivalents and Other Assets and Liabilities, Net	(29%)
Total	100%

C000075471
Shareholder Report [Line Items]
Fund Name	DWS GNMA Fund
Class Name	Institutional Class
Trading Symbol	GIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[5]
AssetsNet	$ 713,954,724
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,123,779
InvestmentCompanyPortfolioTurnover	456.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	713,954,724
Number of Portfolio Holdings	134
Portfolio Turnover Rate (%)	456
Total Net Advisory Fees Paid ($)	1,123,779
Effective Duration	4.8 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Coupon Allocation

Coupon	% of Net Assets
Less than 2.5%	16%
2.5%-3.49%	28%
3.5%-4.49%	8%
4.5%-5.49%	16%
5.5%-6.49%	29%
6.5%-7.49%	3%
7.5%-8.49%	0%

Asset Allocation

Asset Type	% of Net Assets
Government National Mortgage Association	115%
Collateralized Mortgage Obligations - Other	8%
U.S. Government Agency Sponsored Pass-Throughs	7%
Assets-Backed	6%
Collateralized Mortgage Obligations - Government National Mortgage Association	3%
Commercial Mortgage-Backed Securities	2%
Government & Agency Obligations	1%
TBA Sale Commitments	(13%)
Cash Equivalents and Other Assets and Liabilities, Net	(29%)
Total	100%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.